Shareholders' equity	12 Months Ended
Dec. 31, 2019
Shareholders' equity
Shareholders' equity

21. Shareholders’ equity

21.1. Capital

The Company is authorized to increase capital by up to R$1,000,000, regardless of its Bylaws' reform, following the Board of Directors’ decision.

Capital is solely represented by common shares and each of them corresponds to a vote in Shareholders’ Meeting decisions.

Board of Directors is the competent body to decide on issuances and will determine issuance conditions, subscription, payment form and deadline, price per share, placement form (public or private) and its distribution in Brazil and/or abroad.

At the criteria of the Board of Directors, the share issue may be made, without right of preference or with a reduction of the time frame addressed by article 171, §4 of Law 6404, dated December 15, 1976, as amended (“Corporation Law”) of shares and debentures that are convertible into shares or a subscription bonus, the flotation of which is made through a sale on the stock exchange or by public subscription, or even through an exchange for shares in a takeover bid, in the terms established in law, within the limits of the authorized capital.

On February 28, 2019, the Company's capital increase was approved during a meeting of the Board of Directors, within limit of authorized capital, in the amount of R$362, from R$488,467 (total as of December 31, 2018) to R$488,829, through issue of 25,578 new common registered, book-entry shares, with no par value.

On June 25, 2019, the Company's capital increase was approved, from R$488,829 (four hundred and eighty-eight million, eight hundred and twenty-nine thousand Reais) to R$645,447 (six hundred and forty-five million, four hundred, forty-seven thousand Reais), through the issuance of 23,100,000 (twenty-three million and one hundred thousand) shares, within the limit of the authorized capital, as provided for in the Company's Bylaws, in the form of American Depositary Shares ("ADS") in the New York Stock Exchange ("NYSE").

Capital is represented by authorized, subscribed and fully paid-up shares with no par value and is divided as follows:

	December 31, 2019		December 31, 2018
	Shares	%	Shares	%
Founding shareholders	26,982,764	14.24%	29,328,299	17.64%
GIC Private Limited.	18,900,432	9.98%	7,019,841	4.22%
Genesis Asset Managers	10,124,454	5.35%	13,988,175	8.41%
BlackRock Inc.	9,950,316	5.25%	—	—
BNDES Participações S.A. – BNDES	—	—	9,674,601	5.82%
Treasury shares	9,869,772	5.21%	7,502,115	4.51%
Other	113,581,222	59.97%	98,770,351	59.40%
	189,408,960	100%	166,283,382	100%

Capital	645,447		488,467

The changes in the numbers of subscribed and paid-up shares are as follows:

December 31, 2018	166,283,382
Capital increase	23,125,578
December 31, 2019	189,408,960

Treasury shares

On June 22, 2018, occurred the approval of the opening of Company’s share buyback program (program was discontinued on December 23, 2019) and the purpose of the Buyback Program was to meet the exercise of restricted stock programs and possibly stock option programs. Shares may also be held in treasury, disposed or canceled, without reduction of the Company’s capital, in compliance with the provisions of item 1 of article 30 of the Brazilian Corporation Law, and the standards set forth in ICVM 567/15. In the period ended December 31, 2019, the amount of treasury shares is R$ 225,954 (R$ 148,373 on December 31, 2018).

21.2. Capital reserves

The capital reserve is set up as follows:

	December 31
	2019	2018
Premium in capital subscription (a)	1,222,025	539,571
Stock option plan (Note 28)	39,737	16,104
Expenditures with issuance of shares (b) (c)	(96,157)	(37,423)
	1,165,605	518,252
(a)

In compliance with 6,404/76, the issue price of the shares without par value may be allocated as part of the capital reserve. On June 26, 2019, based on the global offering of shares, there was a premium on capital subscription of R$682,454.

(b)	In conformity with Pronouncement IFRS 9 – Financial instruments, transaction costs incurred on funding through issuance of new shares were recorded separately as a reduction to shareholders' equity.
(c)

In the year, the increase was R$58,734, tis corresponds to commission paid to banks (R$33,143), taxes payable (R$16,884), legal advisory (R$4,813), independent audit (R$2,489), and other expenses (R$1,405)

21.3. Legal reserve

It is formed of 5% of net income for the fiscal year, in conformity with article 193 of Law No. 6,404/76, up to the limit of 20% of the capital.

For the year ended December 31, 2019, pursuant to paragraph 1 of article 193 of Law 6404/76, the Company did not set up a legal reserve, as the capital reserve amount exceeded the percentage of 30% of capital.

21.4. Dividends

The Company's Bylaws establish a minimum dividend of 25% calculated on the annual net income, adjusted as provided by Article 202 of Law 6404/1976.

	December 31
	2019	2018
Net income for the year	38,876	71,055
Net income after the allocation of the legal reserve	38,876	71,055
Minimum mandatory dividends	9,719	17,764
Additional dividends proposed by the Management	10,281	22,236
Dividends proposed by the Management	20,000	40,000
Minimum mandatory dividends per share	0.0570	0.1090
Dividends proposed by the Management per share	0.0603	0.1364

Payment method
Interest on own capital	—	15,000
Dividends	20,000	25,000
	20,000	40,000
Changes in dividends
Opening balance — Dividends payable for the prior year	25,000	23,000
Dividends paid in the prior year	(25,000)	(23,000)
Minimum mandatory dividends for the year	9,719	17,764
Additional dividends proposed by the Management	10,281	22,236
Dividend and interest on own capital paid for the year	—	(15,000)
Closing balance — Dividends payable for the year	20,000	25,000

Presentation of dividends
Liabilities — Minimum mandatory dividends for the year	9,719	2,764
Shareholders’ equity — Additional dividends proposed by the Management	10,281	22,236
	20,000	25,000

At the Annual and Extraordinary General Meeting held on April 24, 2019 approved the payment of dividends in 2018 in the gross amount of R$ 25,000, which were included in the amount of the minimum dividend established by article 36 of the Company’s bylaws and paid as of May 15, 2019 to shareholders based on shareholding interest on April 24, 2019.

21.5. Profit retention reserve

The capital budget proposal for the year ended December 31, 2019, which was prepared by the Company’s Executive Board allocates the balance of the profit retention reserve of 2019, totaling R$ 18,876, to the investments presented below:

	December 31
	2019	2018
Investments:
Infrastructure	2,671	4,303
Innovative research and development	4,274	6,884
Acquisitions	11,931	19,868
Total investments	18,876	31,055

Sources of resources:
Profit reserve	18,876	31,055
Total sources	18,876	31,055